Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Unallocated:
Cash and cash equivalents	$ 191,110	$ 126,146	$ 127,498	$ 102,481
Advances to affiliates	2,433	9,739
Total assets	4,562,948	4,315,474
Operating Segments | Liquefied Gas Segment
Unallocated:
Total assets	4,189,383	3,957,088
Operating Segments | Conventional Tanker Segment
Unallocated:
Total assets	155,938	193,553
Unallocated
Unallocated:
Cash and cash equivalents	191,110	126,146
Accounts receivable and prepaid expenses	24,084	28,948
Advances to affiliates	$ 2,433	$ 9,739